Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	0000769220
Document Period End Date	Jul. 31, 2024
C000130079 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Debt Corporate Fund
Class Name	Class A
Trading Symbol	DEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Class A) returned 9.07% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Class A) – including sales charge	4.16%	1.21%	2.84%
Delaware Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge	9.07%	2.15%	3.32%
Bloomberg Global Aggregate Index	6.18%	0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%	2.35%	3.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 90,680,785
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 550,729
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

C000130080 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Debt Corporate Fund
Class Name	Class C
Trading Symbol	DEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.79%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Class C) returned 8.19% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Class C) – including sales charge	7.19%	1.39%	2.74%
Delaware Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge	8.19%	1.39%	2.74%
Bloomberg Global Aggregate Index	6.18%	0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%	2.35%	3.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 90,680,785
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 550,729
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

C000130082 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Emerging Markets Debt Corporate Fund
Class Name	Institutional Class
Trading Symbol	DEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) returned 9.48%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 6.18%, while the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, the Fund's narrowly based securities market index and secondary benchmark, returned 9.87%.
Top contributors to performance relative to the secondary benchmark:
Overweight to high yield emerging market bonds in a constructive risk backdrop
Out-of-benchmark position in restructured equity of Grupo Aeroméxico SAB de CV
Tactical allocation to cash and hedges in a volatile rate backdrop
At the sector level, transportation, consumer, and quasi-sovereigns
From a country perspective, Mexico, Brazil, and the US
Top detractors from performance relative to the secondary benchmark:
Underweight to investment grade emerging market bonds in a constructive risk backdrop
Underweight to non-rated emerging markets bonds in a constructive risk backdrop
Idiosyncratic underperformance of Colombian gas company Canacol Energy Ltd. bonds on operational challenges
At the sector level, financials, real estate, and metals and mining
From a country perspective, China, Colombia, and Singapore

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge	9.48	% *	2.42%	3.52%
Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge	9.48	% *	2.42%	3.52%
Bloomberg Global Aggregate Index	6.18%		0.47%	2.19%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified	9.87%		2.35%	3.68%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 90,680,785
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 550,729
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$90,680,785
Total number of portfolio holdings	154
Total advisory fees paid	$550,729
Portfolio turnover rate	94%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.08%
Mexico	7.67%
Chile	6.04%
Türkiye	5.24%
Indonesia	4.94%
Hong Kong	4.41%
Peru	3.88%
Colombia	3.54%
Argentina	3.28%
India	3.27%

Sector allocation
Financials	25.37%
Oil & Gas	13.84%
Utilities	13.66%
Consumer	10.52%
Technology, Media and Telecommunication	8.63%
Industrial	7.94%
Metals & Mining	4.49%
Transport	3.56%
Infrastructure	2.72%
Real Estate	2.41%

C000010992 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Strategic Income Fund
Class Name	Class A
Trading Symbol	DEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class A) returned 8.53%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class A) – including sales charge	3.71%		2.07%	2.24%
Delaware Strategic Income Fund (Class A) – excluding sales charge	8.53	% *	3.02%	2.71%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 224,914,916
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 543,636
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%

C000010994 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Strategic Income Fund
Class Name	Class C
Trading Symbol	DUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.59%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class C) returned 7.87%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class C) – including sales charge	6.87%		2.22%	1.93%
Delaware Strategic Income Fund (Class C) – excluding sales charge	7.87	% *	2.22%	1.93%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 224,914,916
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 543,636
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%

C000010995 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Strategic Income Fund
Class Name	Class R
Trading Symbol	DUGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Class R) returned 8.26%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Class R) – including sales charge	8.26	% *	2.71%	2.43%
Delaware Strategic Income Fund (Class R) – excluding sales charge	8.26	% *	2.71%	2.43%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 224,914,916
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 543,636
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%

C000010996 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	DUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Strategic Income Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Strategic Income Fund (Institutional Class) returned 8.80%* (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 5.10%.
Top contributors to performance:
Slowing inflation, resilient corporate and economic fundamentals, and sustained higher interest rates were the primary drivers of performance as credit spreads tightened throughout the year despite persistent macroeconomic uncertainty.
Strong sector allocation and security selection impacts over the period primarily supported positive returns. In addition, the Fund benefited from significant exposure to floating rate assets and modestly positive yield curve management with a structurally short duration position compared with the benchmark.
Key sector-level contributors to performance included:
Overweight to high yield corporates
Overweight to emerging markets and positive security selection therein
Security selection within residential mortgage-backed securities (RMBS)
Overweight to asset-backed securities (ABS) and collateralized loan obligations (CLOs)
Top detractors from performance:
In a rallying market, the main detractors from performance included the sector underweights used to fund overweight positions in other, stronger-performing sectors.
Key sector-level detractors from performance included:
Underweight to investment grade corporates
Slightly negative security selection within high yield corporates
Slightly negative security selection within US Treasurys

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year		5 year	10 year
Delaware Strategic Income Fund (Institutional Class) – including sales charge	8.80	% *	3.25%	2.95%
Delaware Strategic Income Fund (Institutional Class) – excluding sales charge	8.80	% *	3.25%	2.95%
Bloomberg US Aggregate Index	5.10%		0.19%	1.61%
*
The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 224,914,916
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 543,636
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$224,914,916
Total number of portfolio holdings	242
Total advisory fees paid	$543,636
Portfolio turnover rate	160%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	52.58%
Loan Agreements	23.09%
Collateralized Debt Obligations	14.00%
Short-Term Investments	9.13%
Non-Agency Collateralized Mortgage Obligations	3.48%
Government Agency Obligations	1.91%
Common Stocks	1.13%
Sovereign Bonds	1.03%
Agency Collateralized Mortgage Obligations	0.68%
Supranational Banks	0.47%